Risk management - Risk management (Sensitivity in income and other comprehensive income to variations in interest rate) (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 COP ($)
Increase in floating interest (+100 basis points)
Risk management
Financial assets (Financial expenses)	$ (168,032)
Financial liabilities (Financial income)	(1,800,691)
Plan assets (Other comprehensive income)	476,735
Decrease in floating interest (-100 basis points)
Risk management
Financial assets (Financial income)	162,600
Financial liabilities (Financial expenses)	(2,216,778)
Plan assets (Other comprehensive income)	$ (489,096)